UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 1, 2015 to September 30, 2015.

Commission File Number of issuing entity: 333-192577-02

Central Index Key Number of issuing entity: 0001592145

Cabela’s Credit Card Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity in respect of Series 2004-1 certificate: 333-192577-01

Central Index Key Number of issuing entity in respect of Series 2004-1 Certificate: 0001592143

Cabela’s Master Credit Card Trust

(Exact name of issuing entity in respect of Series 2004-1 certificate as specified in its charter)

Commission File Number of depositor: 333-192577

Central Index Key Number of depositor: 0001540723

WFB Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001602985

World’s Foremost Bank

(Exact name of sponsor as specified in its charter)

Tanner Eubank 402-323-4473

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

New York

(State or Other Jurisdiction of Incorporation or organization of the issuing entity in respect of the Series 2004-1 certificate)

N/A

(I.R.S. Employer Identification No.)

c/o World’s Foremost Bank, as Administrator 4800 NW 1st Street Lincoln, Nebraska	68521
(Address of principal executive office of the issuing entity)	(Zip Code)

402-323-4476

(Telephone number, including area code)

No change

(Former name, former address, if changed since last report)

	Registered reporting pursuant to (check one)			Name of Exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Series 2014-I, Class A	☐	☐	☒
Series 2014-II, Class A	☐	☐	☒
Series 2015-I, Class A-1	☐	☐	☒
Series 2015-I, Class A-2	☐	☐	☒
Series 2015-II, Class A-1	☐	☐	☒
Series 2015-II, Class A-2	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

The Form 10-D filed on October 15, 2015 is hereby amended by revising Part I, Item 1 and Item 10 (formerly Item 9) to read as follows:

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item One is set forth in Exhibit 99.1 with respect to the Series 2014-I Notes, Exhibit 99.2 with respect to the Series 2014-II Notes, Exhibit 99.3 with respect to the Series 2015-I Notes, and Exhibit 99.4 with respect to the Series 2015-II Notes.

Are there any material modifications, extensions, or waivers to pool asset terms, fees, penalties, or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?     Yes  ☐    No  ☒

No assets securitized by the depositor and held by Cabela’s Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from September 1, 2015 to September 30, 2015.

The depositor filed its most recent Form ABS-15G on February 6, 2015. The CIK number of the depositor is 0001540723.

Item 10. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2014-I Noteholders

99.2	Monthly Report to Series 2014-II Noteholders

99.3	Monthly Report to Series 2015-I Noteholders

99.4	Monthly Report to Series 2015-II Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: January 22, 2016

WFB Funding, LLC, as Depositor

By:	WFB Funding Corporation, its Managing Member

By	/s/ Kevin J. Werts
Kevin J. Werts,
Secretary & Treasurer

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Report to Series 2014-I Noteholders

99.2	Monthly Report to Series 2014-II Noteholders

99.3	Monthly Report to Series 2015-I Noteholders

99.4	Monthly Report to Series 2015-II Noteholders